Related party transactions and balances - Schedule of Balance with Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current:
Amounts due from related parties	¥ 1,030	$ 149	¥ 14,969
Current:
Amounts due to related parties	4,710	683	4,679
Ctrip [Member]
Current:
Amounts due from related parties	212	30	13,044
Current:
Amounts due to related parties	3,892	564	3,860
Fullshare [Member]
Current:
Amounts due from related parties	818	119	1,925
Current:
Amounts due to related parties	¥ 818	$ 119	¥ 819